Annual Total Returns[BarChart] - INVESCO AMERICAN FRANCHISE FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.85%)	13.20%	39.72%	8.32%	4.93%	2.01%	27.10%	(3.78%)	36.52%	42.18%